Warrants - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares		9 Months Ended
	Sep. 30, 2024	Jun. 30, 2025
Schedule of Warrants Activity [Line items]
Warrants Outstanding, Granted		333,333
Ordinary Shares Issuable, Granted		333,333
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 3.3
Average Remaining Contractual Life, Granted		5 years
Warrants Outstanding, Forfeited
Ordinary Shares Issuable, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants Outstanding, Exercised
Ordinary Shares Issuable, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Warrants Outstanding Balance	200,468	533,801
Ordinary Shares Issuable Balance	200,468	533,801
Weighted Average Exercise Price Balance (in Dollars per share)	$ 690	$ 261.19
Average Remaining Contractual Life Balance	4 years	4 years 5 months 8 days